Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 9 - Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the condensed consolidated financial statements are issued.

On July 1, 2014 the Company issued 2,558 shares of its common stock for the payment of services with an aggregate grant date fair market value of $10,000.

On July 1, 2014 and July 15, 2014, the Company entered into purchase commitments with certain vendors in the amounts of $54,923 and $360,006, respectively. These purchase orders were issued for further development of the Wocket™ with deliveries on end units are expected in September 2014.

NOTE 11 - SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.

In January 2014, upon the successful completion of the Wocket prototype, the Chief Executive Officer’s salary was increased to $300,000 from $150,000 pursuant to his employment agreement.

The Company received notice on February 11, 2014 from CII requesting the conversion of their outstanding convertible note of $150,000 and accrued interest of $21,485 into common stock on February 17, 2014. Since February 17 th was a holiday the Company utilized the trading price of its common stock on February 18, 2014 in order to calculate the number of common shares to issue to CII. The company will issue 55,497 shares in full relief of the outstanding debt of $171,485.